Expenses by Nature	12 Months Ended
Mar. 31, 2024
Expenses by nature [abstract]
Expenses by Nature

2.13 Expenses by nature

	(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Employee benefit costs	9,981	9,729	8,585
Depreciation and amortization charges (Refer to Notes 2.7, 2.8 and 2.9)	565	524	466
Travelling costs	213	190	110
Cost of technical sub-contractors	1,477	1,751	1,690
Cost of software packages for own use	259	240	190
Third party items bought for service delivery to clients	1,372	1,110	721
Consultancy and professional charges	210	210	253
Communication costs	81	89	82
Repairs and maintenance	175	169	163
Rates and Taxes	39	37	35
Provision for post-sales client support	9	15	10
Power and fuel	24	22	18
Commission to non-whole time directors	2	2	2
Branding and marketing expenses	122	112	74
Impairment loss recognized / (reversed) under expected credit loss model	15	35	23
Insurance charges	25	22	22
Contribution towards Corporate Social Responsibility	64	58	57
Others	95	72	55
Total cost of sales, selling and marketing expenses and administrative expenses	14,728	14,387	12,556

Operating profit

Operating profit for the Group is computed considering the revenues, net of cost of sales, selling and marketing expenses and administrative expenses.